ACQUISITION OF 2734158 ONTARIO Inc. (Tables)	12 Months Ended
Jun. 30, 2022
ACQUISITION OF 2734158 ONTARIO Inc. (Tables)
fair value of non-controlling interests at the acquisition
$
Cash consideration transferred	723,000
Ownership acquired	50.1%
Fair value of Manitoba Ltd	1,443,114
Fair value attributable to the controlling interests of Manitoba Ltd	(723,000)
Non-controlling interest	720,114

Schedule of recognition of intangible asset license
$
Consideration transferred	723,000
Consideration received by 273 Ontario	(723,000)
Non-controlling interests	720,114
Fair value of identifiable net assets	(177,202)
Fair value of licenses	542,912

Schedule of asset acquired and liabilities assumed
$
Cash	48,850
Other assets	59,040
Computer equipment	16,337
Furniture and fixture	27,222
Leasehold improvement	46,081
Liabilities assumed	(20,328)
Total identifiable net assets acquired	177,202